Group Balance Sheet - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Property, plant and equipment	R 33,597	R 29,186
Intangible assets	365	536
Restricted cash and investments	5,232	3,642
Investments in associates	126	146
Deferred tax assets	272	531
Other non-current assets	332	435
Derivative financial assets	328	50
Total non-current assets	40,252	34,526
Current assets
Inventories	2,542	2,421
Restricted cash and investments	67	62
Trade and other receivables	1,652	1,308
Derivative financial assets	1,471	18
Cash and cash equivalents	2,819	6,357
Total current assets	8,551	10,166
Total assets	48,803	44,692
Share capital and reserves
Attributable to equity holders of the parent company	31,160	23,371
Share capital and premium	32,934	32,937
Other reserves	6,399	3,017
Accumulated loss	(8,173)	(12,583)
Non-controlling interest	54	4
Total equity	31,214	23,375
Non-current liabilities
Deferred tax liabilities	2,178	996
Provision for environmental rehabilitation	4,662	3,408
Non-current Other Provisions	926	910
Borrowings	2,974	7,463
Contingent consideration liability	417	0
Other non-current liabilities	178	101
Derivative financial liabilities	6	879
Streaming contract liability	695	0
Total non-current liabilities	12,036	13,757
Current liabilities
Current Other Provisions	175	175
Borrowings	387	255
Trade and other payables	4,389	3,006
Derivative financial liabilities	206	4,124
Streaming contract liability	396	0
Total current liabilities	5,553	7,560
Total equity and liabilities	R 48,803	R 44,692